Stock-Based Compensation - Employee and Non-Employee Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shares Issuable Under Options
Outstanding, beginning balance (in shares)	405,082
Granted (in shares)	8,776,245
Exercised (in shares)	(46,246)
Forfeited (in shares)	(637,686)
Outstanding, ending balance (in shares)	8,497,395	405,082
Options vested and expected to vest (in shares)	8,497,395
Options exercisable (in shares)	1,065,700
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 113.75
Granted (in dollars per share)	9.67
Exercised (in dollars per share)	8.22
Forfeited (in dollars per share)	43
Outstanding, ending balance (in dollars per share)	12.13	$ 113.75
Options vested and expected to vest (in dollars per share)	12.13
Options exercisable (in dollars per share)	$ 24.72
Weighted Average Remaining Contractual Term
Outstanding	8 years 4 months 24 days	6 years 8 months 19 days
Options vested and expected to vest	8 years 4 months 24 days
Options exercisable	5 years 7 months 13 days
Aggregate Intrinsic Value
Outstanding	$ 98,928	$ 2
Options vested and expected to vest	98,928
Options exercisable	$ 13,328